INCOME TAXES (Details 2) (USD $)	Dec. 31, 2013
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 10,776,331
2025 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	97,637
2026 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	223,603
2027 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,874,027
2028 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	3,340,280
2029 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	406,098
2030 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	952,212
2031 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,552,580
2032 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,482,729
2033 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 847,165